UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Net of allowances	$ 35,283,000	$ 35,880,000	$ 35,156,000
Loans to and interest receivable	283,904,000	336,558,000	158,622,000
Current liabilities	$ 1,162,280,000	$ 1,092,666,000	$ 958,370,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000	2,400,000
Ordinary shares, shares issued	229,092	228,281	227,688
Ordinary shares, shares outstanding	229,092	228,281	227,688
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000	1,800,000
Ordinary shares, shares issued	127,313	126,502	125,909
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000	200,000
Ordinary shares, shares issued	101,779	101,779	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000	400,000
Consolidated VIEs | Without recourse
Current liabilities	$ 710,781,000	$ 655,757,000	$ 538,269,000
Alibaba (Note 10)
Net of allowances	0	0	0
Other related parties (Note 10)
Net of allowances	64	0	6,095,000
Loans to and interest receivable	37,518,000	32,058,000	15,884,000
Third parties
Net of allowances	$ 35,219,000	$ 35,880,000	$ 29,061,000